BUSINESS SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Segment Reporting Information, by Segment [Table Text Block]
		Corporate &
	Operating Plants	Development	Consolidated

For the Year Ended December 31, 2015:
Operating Revenues	$31,200,098	$-	$31,200,098
Net Income (Loss)	10,849,514	(5,899,016)	4,950,498
Total Assets	162,824,188	65,392,939	228,217,127

For the Year Ended December 31, 2014:
Operating Revenues	$30,968,782	$-	$30,968,782
Net Income (Loss)	10,116,902	4,779,395	14,896,297
Total Assets	156,007,340	76,906,964	232,914,304